Schedule H, Line 4i - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-2766606
Plan number	001
Participant Loan, Current Value	$ 14,423,714
Total assets	$ 1,459,348,277
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: American Funds Washington Mutual Investors Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	781,120
Investment, Current Value	$ 50,960,297
Investment, Identifier [Axis]: Fidelity Balanced Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	1,729,877
Investment, Current Value	$ 55,598,231
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	698,917
Investment, Current Value	$ 21,617,515
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 2,932,143
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	272,796
Investment, Current Value	$ 27,462,346
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	5,200,533
Investment, Current Value	$ 54,917,628
Investment, Identifier [Axis]: Geneva Small Cap Growth Collective Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	1,704,405
Investment, Current Value	$ 17,284,538
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	1,397,560
Investment, Current Value	$ 120,805,128
Investment, Identifier [Axis]: MFS Heritage Trust Company | MFS International Equity Fund Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	1,226,145
Investment, Current Value	$ 27,821,228
Investment, Identifier [Axis]: PulteGroup, Inc. Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	740,907
Investment, Current Value	$ 86,878,755
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	328,276
Investment, Current Value	$ 328,276
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	482,435
Investment, Current Value	$ 266,338,083
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust IV
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	50,270,303
Investment, Current Value	$ 50,270,303
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	129,376
Investment, Current Value	$ 10,978,841
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	370,288
Investment, Current Value	$ 34,070,173
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	605,380
Investment, Current Value	$ 59,254,584
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	784,235
Investment, Current Value	$ 82,438,823
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	733,918
Investment, Current Value	$ 83,527,257
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	745,090
Investment, Current Value	$ 89,239,372
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	577,036
Investment, Current Value	$ 71,413,958
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	425,116
Investment, Current Value	$ 64,158,443
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	467,344
Investment, Current Value	$ 37,069,724
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	288,503
Investment, Current Value	$ 14,073,166
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	42,076
Investment, Current Value	$ 1,251,341
Investment, Identifier [Axis]: Vanguard Target Retirement Income & Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	60,846
Investment, Current Value	$ 1,569,827
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	108,398
Investment, Current Value	$ 8,203,596
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	355,523
Investment, Current Value	$ 57,626,773
Investment, Identifier [Axis]: Victory Sycamore Established Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Units | shares	1,039,374
Investment, Current Value	$ 46,834,214